CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Capital Securities
The partnership has the following capital securities outstanding as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2025	Dec. 31, 2024
Operating Partnership Class A Preferred Equity Units:
Series 3	24,000,000	6.75%	$581	$576
New LP Preferred Units(1)	19,000,749	6.25%	466	466
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	539,766	5.25%	13	14
Series 2	250,517	5.75%	5	4
Series 3	325,030	5.00%	6	6
Series 4	266,961	5.20%	5	5
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	5,600,000	5.00%	164	158
BSREP V Iron REIT L.P. Preferred Interest	n/a	5.00%	67	69
India REIT	n/a	n/a	—	1,392
Capital Securities – Fund Subsidiaries			89	139
Total capital securities			$1,396	$2,829

Current			105	158
Non-current			1,291	2,671
Total capital securities			$1,396	$2,829
(1)New LP Preferred Units shares outstanding is presented net of intracompany shares held by the Operating Partnership.

Schedule of Cash Flows from Financing Activities from Capital Securities
Reconciliation of cash flows from financing activities from capital securities is shown in the table below:

(US$ Millions)	Six months ended Jun. 30, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$2,829	$2,835
Capital securities issued	—	366
Capital securities redeemed	(1)	(14)
Non-cash changes in capital securities:
Class A Preferred Units, Series 2 redemption	—	(600)
Fair value changes	(40)	361
Foreign currency translations	—	(21)
Deconsolidation of BSREP IV(1)	—	(98)
Deconsolidation of India REIT(2)	(1,392)	—
Balance, end of period	$1,396	$2,829
(1)See Note 28, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(2)See Note 3, Investment Properties for further information on the Deconsolidation of India REIT.